RESEARCH AND DEVELOPMENT EXPENSES (Schedule of Research And Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of research and development expense, net [Abstract]
Payroll	$ 741	$ 505
Materials and subcontractors	630	1,224
Rent and office maintenance	67	46
Depreciation	141	31
Other	62	23
Research and development expenses, gross	1,641	1,829
Less - OCS grants	(495)
Research and development expenses	$ 1,146	$ 1,829